Cover	Oct. 30, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 30, 2026
Entity File Number	001-34535
Entity Registrant Name	UNITED STATES 12 MONTH NATURAL GAS FUND, LP
Entity Central Index Key	0001405513
Entity Tax Identification Number	26-0431733
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1850 Mt. Diablo Boulevard
Entity Address, Address Line Two	Suite 640
Entity Address, City or Town	Walnut Creek
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94596
City Area Code	510
Local Phone Number	522-9600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Shares of United States 12 Month Natural Gas Fund, LP
Trading Symbol	UNL
Security Exchange Name	NYSEArca
Entity Emerging Growth Company	false